CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Sensitivity Analysis) (Details) - Euro [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
10% strengthening US Dollar [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	$ 1,911	$ 1,167
10% Weakening US Dollar [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	$ (2,336)	$ (1,427)